Additional Financial Information	12 Months Ended
Dec. 31, 2016
Supplemental Financial Statement Elements [Abstract]
Additional Financial Information
Note 13 – Additional Financial Information

Supplemental Consolidated Balance Sheets Information

Allowances and Imputed Discount

The following table summarizes the changes in allowances and unamortized imputed discount related to our current accounts receivables and EIP receivables:

(in millions)	2016	2015	2014
Allowances, beginning of year	$264	$199	$169
Bad debt expense	477	547	444
Write-offs, net of recoveries	(518)	(482)	(414)
Allowances, end of year	$223	$264	$199

Imputed discount, beginning of year	$159	$271	$212
Additions	362	310	380
Amortization	(248)	(414)	(355)
Cancellations and other	(47)	(78)	(92)
Impacts from sales of EIP receivables	(152)	(55)	—
Transfer from long-term	100	125	126
Imputed discount, end of year	$174	$159	$271

The following table summarizes the changes in unamortized imputed discount related to our long-term EIP receivables:

(in millions)	2016	2015	2014
Imputed discount, beginning of year	$26	$61	$64
Additions	134	111	141
Cancellations and other	(15)	(13)	(18)
Impacts from sales of EIP receivables	(24)	(8)	—
Transfer to current	(100)	(125)	(126)
Imputed discount, end of year	$21	$26	$61

See Note 3 – Sales of Certain Receivables on sales of EIP receivables and Note 2 – Equipment Installment Plan Receivables on EIP receivables and related unamortized imputed discount and allowance for credit losses for further information.

Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities are summarized as follows:

(in millions)	December 31, 2016	December 31, 2015
Accounts payable	$5,163	$6,137
Payroll and related benefits	559	521
Property and other taxes, including payroll	525	494
Interest	423	371
Commissions	159	190
Network decommissioning	101	117
Toll and interconnect	85	68
Advertising	44	77
Other	93	109
Accounts payable and accrued liabilities	$7,152	$8,084

Book overdrafts included in accounts payable and accrued liabilities were $356 million and $501 million as of December 31, 2016 and 2015, respectively.

Other

In June 2016, we made a refundable deposit of $2.2 billion to a third party in connection with a potential asset purchase. The deposit is included in Asset purchase deposit in our Consolidated Balance Sheets.

During the quarter ended and subsequent to September 30, 2016, a handset Original Equipment Manufacturer (“OEM”) announced recalls on certain of its smartphone devices. As a result, we recorded no revenue associated with the device sales to customers and impaired the devices to their net realizable value. The OEM has agreed to reimburse T-Mobile, as such, we have recorded an amount due from the OEM as an offset to the loss recorded in Cost of equipment sales in our Consolidated Statements of Comprehensive Income and a reduction to Accounts payable and accrued liabilities in our Consolidated Balance Sheets.

Supplemental Consolidated Statements of Comprehensive Income Information

Related Party Transactions

We have related party transactions associated with Deutsche Telekom or its affiliates in the ordinary course of business, which are included in the consolidated financial statements.

The following table summarizes the impact of significant transactions with Deutsche Telekom or its affiliates included in operating expenses in the Consolidated Statements of Comprehensive Income:

	Year Ended December 31,
(in millions)	2016	2015	2014
Discount related to roaming expenses	$(15)	$(21)	$(61)
Fees incurred for use of the T-Mobile brand	74	65	60
Expenses for telecommunications and IT services	25	23	24
International long distance agreement	60	—	—

We have an agreement with Deutsche Telekom for the reimbursement of certain administrative expenses, which were $11 million and $2 million for the years ended December 31, 2016 and 2015, respectively. There were no reimbursements for the year ended December 31, 2014.

Supplemental Consolidated Statement of Stockholders’ Equity Information

Preferred Stock

In 2014, we completed a public offering of 20 million shares of mandatory convertible preferred stock for net proceeds of $982 million. Dividends on the preferred stock are payable on a cumulative basis when and if declared by our board of directors at an annual rate of 5.5%. The dividends may be paid in cash, shares of common stock, subject to certain limitations, or any combination of cash and shares of common stock.

Unless converted earlier, each share of preferred stock will convert automatically on December 15, 2017 into between 1.6119 and 1.9342 shares of common stock, subject to customary anti-dilution adjustments, depending on the applicable market value of the common stock. At any time, the preferred shares may be converted, in whole or in part, at the minimum conversion rate of 1.6119 shares of common stock, except during a fundamental change conversion period. In addition, holders may be entitled to shares based on the amount of accumulated and unpaid dividends. If certain fundamental changes involving the Company occur, the preferred stock may be converted into common shares at the applicable conversion rate, subject to certain anti-dilution adjustments, and holders will also be entitled to a make-whole amount. The preferred stock ranks senior with respect to liquidation preference and dividend rights to common stock. In the event of any voluntary or involuntary liquidation, winding-up or dissolution of the Company, each holder of preferred stock will be entitled to receive a liquidation preference in the amount of $50 per share, plus an amount equal to accumulated and unpaid dividends, after satisfaction of liabilities to our creditors and before any distribution or payment is made to any holders of common stock. The preferred stock is not redeemable.